Subsequent Events - Additional Information (Detail)								6 Months Ended		12 Months Ended
	Aug. 17, 2018 USD ($)	Aug. 15, 2018 USD ($)	Aug. 13, 2018 USD ($)	Jun. 15, 2018 shares	Jun. 14, 2018 shares	Jun. 13, 2018 shares	Feb. 03, 2017 USD ($)	Aug. 04, 2018 USD ($) shares	Jul. 29, 2017 USD ($) shares	Feb. 03, 2018 USD ($) shares	Jan. 28, 2017 USD ($) shares	Jan. 30, 2016 USD ($)
Subsequent Event [Line Items]
Stock split, conversion ratio				0.14285714
Description of stock split				Seven-to-one
Common stock, shares authorized | shares								300,000,000	305,000,000	305,000,000	305,000,000
Proceeds from ABL facility								$ 670,000,000	$ 956,000,000	$ 1,645,000,000	$ 1,166,000,000	$ 1,841,456,000
Payment of accrued outstanding interest								$ 11,000,000		$ 11,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock split, conversion ratio				0.14285714
Description of stock split				Seven to one
Common stock, shares authorized | shares				305,000,000	20,000,000
Hookset, New Hampshire [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from assets held for sale		$ 6,600,000
First Lien Term Loan [Member]
Subsequent Event [Line Items]
Term loan principal amount							$ 1,925,000,000
Debt instrument maturity date							Feb. 03, 2024
First Lien Term Loan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Term loan principal amount			$ 1,540,000,000
Payment of debt financing cost			1,800,000
Payment of accrued outstanding interest			$ 1,200,000
Leverage Ratio			3.00
First Lien Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Subsequent Event [Line Items]
Credit facility, interest rate							3.50%
First Lien Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Subsequent Event [Line Items]
Credit facility, interest rate							3.75%
First Lien Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility, interest rate			3.00%
First Lien Term Loan [Member] | Base Rate [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility, interest rate			2.00%
First Lien Term Loan [Member] | If the net leverage ratio goes below 3.00 to 1.00 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility, interest rate			0.25%
First Lien Term Loan [Member] | If the net leverage ratio goes below 3.00 to 1.00 [Member] | Base Rate [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility, interest rate			0.25%
Abl Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from ABL facility			$ 350,000,000
Abl Facility [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Credit facility, interest rate	0.125%
Abl Facility [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Credit facility, interest rate	0.75%
Abl Facility [Member] | If the net leverage ratio goes below 3.00 to 1.00 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility, interest rate	0.125%
Abl Facility [Member] | If the net leverage ratio goes below 3.00 to 1.00 [Member] | Base Rate [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility, interest rate	0.125%
Abl Facility [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Subsequent Event [Line Items]
Credit facility, interest rate								1.50%		1.50%
Abl Facility [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Subsequent Event [Line Items]
Credit facility, interest rate								2.00%		2.00%
Abl Facility [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility, interest rate	1.25%
Abl Facility [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Credit facility, interest rate	1.25%
Abl Facility [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Credit facility, interest rate	1.75%
Abl Facility [Member] | Revolving Credit Facility [Member] | Base Rate [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility, interest rate	0.25%
Abl Facility [Member] | Revolving Credit Facility [Member] | Base Rate [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Credit facility, interest rate	0.25%
Abl Facility [Member] | Revolving Credit Facility [Member] | Base Rate [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Credit facility, interest rate	0.75%
Abl Facility [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Term loan principal amount								$ 50,000,000		$ 50,000,000
Abl Facility [Member] | Term Loan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payment of debt financing cost	$ 750,000
Debt instrument maturity date	Aug. 17, 2023
Abl Facility [Member] | Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Subsequent Event [Line Items]
Credit facility, interest rate								3.00%		3.00%
Abl Facility [Member] | Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Subsequent Event [Line Items]
Credit facility, interest rate								3.50%		3.50%
Abl Facility [Member] | Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility, interest rate	2.00%
Abl Facility [Member] | Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Credit facility, interest rate	2.00%
Abl Facility [Member] | Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Credit facility, interest rate	2.50%
Abl Facility [Member] | Term Loan [Member] | Base Rate [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility, interest rate	1.00%
Abl Facility [Member] | Term Loan [Member] | Base Rate [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Credit facility, interest rate	1.00%
Abl Facility [Member] | Term Loan [Member] | Base Rate [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Credit facility, interest rate	1.50%
2018 Plan [Member]
Subsequent Event [Line Items]
Common stock, shares authorized | shares								13,148,058
2018 Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized | shares						12,162,689
Authorized shares, description						The number of shares initially reserved for issuance under the 2018 Plan is the sum of (i) 12,162,689 and (ii) any shares which as of the effective date are available for issuance under the 2011 Plan or 2012 Director Plan, or are subject to awards under the 2011 Plan or 2012 Director Plan which are forfeited or lapse unexercised and which following the effective date are not issued under the 2011 Plan or 2012 Director Plan, provided, however, no more than 13,148,058 shares may be issued upon the exercise of incentive stock options.
2018 Plan [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock, shares authorized | shares						13,148,058
ESPP [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized | shares					973,014
Number of shares, authorized shares | shares					486,507
Authorized shares, description					The aggregate number of shares of common stock that will be reserved for issuance under our ESPP will be equal to the sum of (i) 973,014 shares and (ii) an annual increase on the first day of each calendar year beginning in 2019 and ending in 2028 equal to the lesser of (A) 486,507 shares, (B) 0.5% of the shares outstanding (on an as converted basis) on the last day of the immediately preceding fiscal year and (C) such smaller number of shares as determined by the board of directors.